Other assets and other liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Summary of other assets
(1)	Other assets
Components of other assets as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Advance payments and prepaid expenses	668,544	778,982

Income taxes receivable and other taxes receivable	203,310	236,961

Net defined benefit assets	86,914	129,765

Insurance contract assets*	47,715	-

Other	180,655	162,892

Total	1,187,138	1,308,600

Current assets	621,209	663,678

Non-current assets	565,929	644,922

*
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance as of March 31, 2026.

Summary of other liabilities
(2)	Other liabilities
Components of other liabilities as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Accrued short-term employee benefits	486,678	497,520

Refund liabilities	193,103	205,182

Taxes payable other than income taxes	165,150	157,714

Accrued expenses	255,697	273,255

Insurance contract liabilities*	181,332	-

Other long-term employee benefit obligations	73,622	61,454

Product warranties	21,376	21,709

Other	234,091	290,350

Total	1,611,049	1,507,184

Current liabilities	1,448,402	1,350,951

Non-current liabilities	162,647	156,233
As described in Note 2 (5), “Contract liabilities,” which had previously been included within “Other current liabilities,” have increased in materiality and are presented separately in the consolidated statements of financial position from the fiscal year ended March 31, 2026. As a result of this change, “Contract liabilities” are excluded from the current liabilities presented in the table above.

*
As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance as of March 31, 2026.

Summary of changes in product warranties
The changes in product warranties for the fiscal year ended March 31, 2026 are as follows:

Yen in millions
Fiscal year ended March 31
2026
Balance at beginning of the fiscal year	21,376

Additional product warranties	17,661

Amounts used during the year	(18,923)

Unused amounts reversed during the year	(574)

Translation adjustment	2,169

Balance at end of the fiscal year	21,709